INTANGIBLE ASSETS, NET - Schedule of intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INTANGIBLE ASSETS, NET
Cost:	$ 62,720	$ 52,339
Accumulated amortization:	(17,189)	(15,859)
Impairment :	(34,447)	(34,447)
Intangible assets, net	11,084	2,033
Computer software
INTANGIBLE ASSETS, NET
Cost:	3,513	3,584
Accumulated amortization:	(2,989)	(3,046)
Impairment :	(524)	(524)
License agreement
INTANGIBLE ASSETS, NET
Cost:	22,252	22,252
Accumulated amortization:	(5,470)	(5,470)
Impairment :	(16,782)	(16,782)
Internet domain name
INTANGIBLE ASSETS, NET
Cost:	150	150
Accumulated amortization:	(55)	(40)
Brand name
INTANGIBLE ASSETS, NET
Cost:	12,711	12,710
Accumulated amortization:	(3,108)	(3,116)
Impairment :	(9,602)	(9,602)
Strategic contract
INTANGIBLE ASSETS, NET
Cost:	20,461	10,010
Accumulated amortization:	(2,640)	(2,471)
Impairment :	(7,539)	(7,539)
Unpatented technology
INTANGIBLE ASSETS, NET
Cost:	3,633	3,633
Accumulated amortization:	$ (2,927)	$ (1,716)